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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


        /s/ Francis S.M. Chou               Toronto, ON        February 17, 2009
-------------------------------------   --------------------   -----------------
            (Signature)                     (City, State)           (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         29
Form 13F Information Table Value Total:    296,576
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             TITLE        CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Americredit Corp             NOTE 0.750% 9/1 03060RAP6     210     485,000 PRN         SOLE                485,000
Berkshire Hathaway Inc Del   CL A            084670108  18,305         190 SH          SOLE                    190
Biovail Corp                 COM             09067J109  25,820   2,737,200 SH          SOLE              2,737,200
Chunghwa Telecom Co Ltd      SPON ADR NEW    17133Q304   3,075     197,661 SH          SOLE                197,661
Cryptologic Limited          SHS             G3159C109     138      60,000 SH          SOLE                 60,000
Expressjet Holdings Inc      NOTE 4.250% 8/0 30218UAB4   3,339   5,000,000 PRN         SOLE              5,000,000
Flagstone Reinsurance Hldgs  SHS             G3529T105  25,297   2,596,158 SH          SOLE              2,596,158
Gannett Inc                  COM             364730101   2,553     320,000 SH          SOLE                320,000
IDT Corp                     CL B            448947309     126     314,800 SH          SOLE                314,800
Jetblue Airways Corp         DBCV 3.750% 3/1 477143AC5   1,930   2,500,000 PRN         SOLE              2,500,000
King Pharmaceuticals Inc     COM             495582108  76,644   7,236,100 SH          SOLE              7,236,100
K-Swiss Inc                  CL A            482686102   5,375     472,720 SH          SOLE                472,720
Mannkind Corp                NOTE 3.750%12/1 56400PAA0   1,755   4,000,000 PRN         SOLE              4,000,000
Mannkind Corp                COM             56400P201   1,502     438,989 SH          SOLE                438,989
Media Gen Inc                CL A            584404107   3,582   2,052,117 SH          SOLE              2,052,117
Natuzzi S P A                ADR             63905A101     172      72,000 SH          SOLE                 72,000
Office Depot Inc             COM             676220106   4,375   1,472,053 SH          SOLE              1,472,053
Overstock Com Inc Del        COM             690370101  23,865   2,219,709 SH          SOLE              2,219,709
Overstock Com Inc Del        NOTE 3.750%12/0 690370AB7   7,051  10,120,000 PRN         SOLE             10,120,000
Pinnacle Airl Corp           NOTE 3.250% 2/1 723443AB3   3,279   5,000,000 PRN         SOLE              5,000,000
Qwest Communications Intl In COM             749121109   7,261   2,000,000 SH          SOLE              2,000,000
RCN Corp                     COM NEW         749361200  10,009   1,700,884 SH          SOLE              1,700,884
Sanofi Aventis               SPONSORED ADR   80105N105  17,962     560,000 SH          SOLE                560,000
Sears Hldgs Corp             COM             812350106  12,937     333,700 SH          SOLE                333,700
SK Telecom Ltd               SPONSORED ADR   78440P108   3,082     170,000 SH          SOLE                170,000
McClatchy Co                 CL A            579489105   4,445   5,571,077 SH          SOLE              5,571,077
Utah Med Prods Inc           COM             917488108   1,337      61,070 SH          SOLE                 61,070
UTStarcom Inc                COM             918076100   8,482   4,597,051 SH          SOLE              4,597,051
Watson Pharmaceuticals Inc   COM             942683103  22,668     855,400 SH          SOLE                855,400
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